Allowance for Doubtful Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in the allowance for doubtful accounts
Balance at the beginning of the period	$ 0.3	$ 0.3	$ 0.4
Charges to income, included in general and administrative expenses	0.2	0.3	0.1
Charges for which reserves were provided	(0.1)	(0.3)	(0.1)
Balance at the end of the period	$ 0.4	$ 0.3	$ 0.3